Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions		5 Months Ended	7 Months Ended	12 Months Ended
		Jun. 12, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 15, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 512	SFr 512
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense			SFr 4	SFr 4
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		SFr 9.93		SFr 9.93	SFr 11.67	SFr 11.67
Weighted-average grant-date fair value - Granted (in CHF per share)						12.71
Weighted-average grant-date fair value - Granted (in CHF per share)	[1]			8.45
Weighted-average grant-date fair value - Settled (in CHF per share)				10.67	11.70	12.50
Weighted-average grant-date fair value - Forfeited (in CHF per share)				10.18	11.00	11.78
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 10.11	SFr 10.11	SFr 9.93	SFr 11.67
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance					73.8	88.0
Granted (in shares)					2.9	27.4
Settled (in shares)					(29.7)	(33.2)
Forfeited (in shares)					(4.9)	(8.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance						73.8
of which vested (in shares)			0.3	0.3	13.5	10.4
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments, Conversion Impact		27.9
of which unvested (in shares)			0.4	0.4	28.6	63.4
Performance shares | Performance share awards | Pre-acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)					SFr 14.47
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		42.1	29.2	42.1
Granted (in shares)		(5.9)
Settled (in shares)		(4.2)
Forfeited (in shares)		(2.8)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		29.2			42.1
Performance shares | Performance share awards | Post -acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			1.3
Settled (in shares)			(0.4)
Forfeited (in shares)			(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		1.3	0.7	0.7
Stock compensation plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding. In 2023, deferred compensation was awarded to employees with total compensation for the performance year 2022 greater than or equal to CHF/USD 250,000 or the local currency equivalent or higher. With the alignment of compensation to UBS’s compensation policies, the mandatory deferral approach applies to all employees with regulatory-driven deferral requirements or total compensation for the performance year 2023 greater than CHF/USD 300,000. Certain regulated employees, such as senior management functions (SMFs) and material risk takers (MRTs), are subject to additional requirements (e.g., more stringent deferral requirements and additional blocking periods). In addition, SMFs and MRTs receive 50% of their cash portion in the form of immediately vested shares, which are blocked for 12 months after grant.
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				Each share award granted entitles the holder of the award to receive one UBS Group AG share, subject to service conditions. Existing share awards granted prior to the merger typically vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the UBS Group AG share price at the time of delivery.
Vesting period				3 years
Total estimated unrecognized compensation expense			SFr 100	SFr 100
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		SFr 8.59		SFr 8.59	SFr 11.22	SFr 11.82
Weighted-average grant-date fair value - Granted (in CHF per share)				1.92	6.21	11.19
Weighted-average grant-date fair value - Settled (in CHF per share)				8.05	11.26	12.44
Weighted-average grant-date fair value - Forfeited (in CHF per share)				7.46	10.13	11.52
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 5.67	SFr 5.67	SFr 8.59	SFr 11.22
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance					135.3	115.2
Granted (in shares)					76.1	85.7
Settled (in shares)					(57.8)	(50.1)
Forfeited (in shares)					(13.8)	(15.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance						135.3
of which vested (in shares)			2.1	2.1	24.1	11.8
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments, Conversion Impact		195.2
of which unvested (in shares)			13.5	13.5	115.7	123.5
Stock compensation plan | Share awards | Pre-acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		139.8	204.3	139.8
Granted (in shares)		93.4
Settled (in shares)		(9.3)
Forfeited (in shares)		(19.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		204.3			139.8
Stock compensation plan | Share awards | Post -acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			9.1
Granted (in shares)			10.9
Settled (in shares)			(1.9)
Forfeited (in shares)			(2.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		9.1	15.6	15.6
Stock compensation plan | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				Performance share awards are no longer used as a form of deferred compensation. Prior to 2023, managing directors and all MRTs and controllers (employees whose activities are considered to have a potentially material impact on the Bank’s risk profile) were awarded a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards is subject to performance-based malus provisions.The conditions for the outstanding performance share awards granted for prior years are subject to a downward adjustment in the event that UBS Group AG has a negative reported return on common equity tier 1 capital (RoCET1).
Stock compensation plan | Special awards and blocked shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				The Bank’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one UBS Group AG share and are generally subject to continued employment with the Bank, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
Stock compensation plan | European Union and blocked share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				In order to comply with the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime and other applicable remuneration regulations, employees who hold key roles in respect of certain Bank subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for either six months or one year from the date of grant, depending on the location.
Stock compensation plan | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				Strategic Delivery PlanThe Strategic Delivery Plan (SDP) was a one-time share-based award that was granted in February 2022 to certain managing directors and directors. SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies. Prior to settlement, the principal amount of the SDP awards will be written down to zero and forfeited if UBS Group’s reported CET1 ratio is less than 7% on December 31, 2023 or December 31, 2024.
Total estimated unrecognized compensation expense			SFr 23	SFr 23
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		SFr 8.10		SFr 8.10
Weighted-average grant-date fair value - Granted (in CHF per share)				8.09	SFr 8.12
Weighted-average grant-date fair value - Settled (in CHF per share)				8.20	0.00
Weighted-average grant-date fair value - Forfeited (in CHF per share)				8.13	8.42
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 8.09	SFr 8.09	SFr 8.10
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)					62.6
Settled (in shares)					0.0
Forfeited (in shares)					(3.8)
of which vested (in shares)			0.6	0.6	6.8
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments, Conversion Impact		45.9
of which unvested (in shares)			1.2	1.2	52.0
Stock compensation plan | Strategic Delivery Plan | Pre-acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		58.8	48.0	58.8
Granted (in shares)		(6.2)
Settled (in shares)		0.0
Forfeited (in shares)		(4.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		48.0			58.8
Stock compensation plan | Strategic Delivery Plan | Post -acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			2.1
Forfeited (in shares)			(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		2.1	1.8	1.8
Stock compensation plan | Transformation awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				Transformation Awards In 2023, the Bank granted Transformation Awards, with a total award value of CHF 259 million, to employees identified as being critical to the delivery of the Bank’s transformation strategy announced in October 2022. The Transformation Award was granted to select employees in the form of both a deferred cash award and a deferred share award subject to performance conditions. These awards were not granted to members of the Executive Board. Transformation Awards are expensed over the service period of the award.Transformation cash awards vest over two years with one half of the cash awards vesting on each of the first and second anniversaries of the grant date (ratable vesting), with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies. Transformation share awards vest on the third anniversary of grant and are subject to a share price condition and performance conditions, with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies. The share price condition and performance conditions were revised. No payment will be made unless the UBS Group AG share price is at CHF 85.87 or higher on December 31, 2025. If the share price condition is achieved, the amount payable is based on the underlying UBS Group RoCET1 for calendar year 2025, with 100% of the transformation share award due if an underlying UBS Group RoCET1 of 8% or higher is achieved.
Total estimated unrecognized compensation expense			SFr 45	SFr 45
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)				SFr 1.91
Weighted-average grant-date fair value - Forfeited (in CHF per share)				1.91
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance			SFr 1.91	SFr 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
of which vested (in shares)			0.2	0.2
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments, Conversion Impact		29.1
of which unvested (in shares)			0.9	0.9
Stock compensation plan | Transformation awards | Pre-acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			30.5
Granted (in shares)		30.3
Forfeited (in shares)		0.2
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		30.5
Stock compensation plan | Transformation awards | Post -acquistion
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance			1.4
Forfeited (in shares)			(0.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance		1.4	1.1	1.1
Stock compensation plan | Transformation awards | Grant Date, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant							SFr 259
Stock compensation plan | Transformation awards | Cliff vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				2 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)				SFr 85.87

[1]	Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Credit Suisse Group AG shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.